ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Inventories (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Inventories	$ 0	$ 208,923